UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02201

                                 RIVUS BOND FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 113 King Street
                                ARMONK, NY 10504
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Clifford D. Corso
                                 113 King Street
                                ARMONK, NY 10504
               ---------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 914-273-4545
                                                            ------------
                        Date of fiscal year end: MARCH 31
                                                 --------
                   Date of reporting period: DECEMBER 31, 2007
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2007

                                                                                    MOODY'S/
                                                                                   STANDARD &         PRINCIPAL
                                                                               POOR'S RATING (A)   AMOUNT (000'S)           VALUE
                                                                               -----------------  ----------------   ---------------
LONG-TERM DEBT SECURITIES (98.49%)
AUTOMOTIVE (4.52%)
Ford Holdings, LLC, Gtd., 9.30%, 03/01/30                                          Caa1/CCC+      $        1,000     $      825,000
Ford Motor Co., Debs., 8.90%, 01/15/32                                             Caa1/CCC+               1,060            821,500
Ford Motor Credit Co., Debs., 7.00%, 10/01/13                                         B1/B                 1,000            835,389
Ford Motor Credit Co., Sr. Unsec. Notes, 8.00%, 12/15/16                              B1/B                 1,000            849,411
General Motors Acceptance Corp., Notes, 7.25%, 03/02/11                             Ba3/BB+                1,000            876,539
Meritor Automotive, Inc., Notes, 6.80%, 02/15/09                                      B2/B                    87             84,390
                                                                                                                     ---------------
                                                                                                                          4,292,229
                                                                                                                     ---------------
BEVERAGES (0.53%)
Diageo Capital PLC, Co. Gty., 5.75%, 10/23/17                                        A3/A-                   500            502,840
                                                                                                                     ---------------
CHEMICALS (0.49%)
Nova Chemicals Co., Sr. Notes, 6.50%, 01/15/12                                       Ba3/B+                  500            468,750
                                                                                                                     ---------------
COMMERCIAL SERVICES (0.24%)
Avis Budget Car Rental LLC, Sr. Unsec. Notes, 7.369%, 05/15/14 (b)                  Ba3/BB-                  250            230,000
                                                                                                                     ---------------
DIVERSIFIED FINANCIAL SERVICES (17.93%)
Bank of America Corp., Sub. Notes, 5.42%, 03/15/17                                  Aa2/AA-                1,000            966,300
BlackRock, Inc., Sr. Unsub., 6.25%, 09/15/17                                         A1/A+                   500            514,715
BNP Paribas, Sub. Notes, 5.186%, 06/29/35, 144A (b)                                 Aa3/AA-                1,000            910,123
Capital One Financial Corp., Notes, 7.125%, 08/01/08                                A3/BBB+                1,000          1,001,906
Citigroup Capital XXI, Co. Gty., 8.30%, 12/21/49 (b)                                 A1/A+                   500            522,096
General Electric Capital Corp., Notes, 6.125%, 02/22/11                             Aaa/AAA                1,000          1,045,335
General Electric Capital Corp., Unsec. Notes, 6.00%, 06/15/12                       Aaa/AAA                1,725          1,808,383
HSBC America Capital Trust II, Co. Gty., 8.38%, 05/15/27, 144A                        NA/A                 2,500          2,609,117
HSBC Finance Corp., Notes, 6.75%, 05/15/11                                          Aa3/AA-                1,500          1,556,047
ICICI Bank Ltd., Notes, 5.75%, 01/12/12, 144A                                      Baa2/BBB-               1,000            961,904
JP Morgan Chase Bank NA, Sub. Notes, 6.00%, 10/01/17                                Aa1/AA-                1,000          1,017,021
Landesbank Baden-Wurtt NY, Sub. Notes, 6.35%, 04/01/12                              Aaa/AA+                  500            545,486
Residential Capital Corp., Gtd., 7.375%, 06/30/10                                   Ba3/BB+                1,000            640,000
Residential Capital LLC, Co. Gty., 7.125%, 11/21/08                                 Ba3/BB+                  500            397,500
Sanwa Bank Ltd., Sub. Notes, 7.40%, 06/15/11                                         Aa3/A                   500            540,772
UBS PFD Funding Trust I, Co. Gty., 8.622%, 12/31/49 (b)                              Aa2/A+                1,000          1,077,575
Wachovia Capital Trust III, Gtd., 5.80%, 08/29/49 (b)                                 A2/A                 1,000            893,550
                                                                                                                     ---------------
                                                                                                                         17,007,830
                                                                                                                     ---------------
ENERGY (6.73%)
Anadarko Petroleum Corp., Sr. Notes, 5.95%, 09/15/16                               Baa3/BBB-                 700            712,761
Apache Corp., Notes, 7.70%, 03/15/26                                                 A3/A-                   500            592,048
Chesapeake Energy Corp., Sr. Notes, 7.50%, 09/15/13                                  Ba3/BB                  500            511,250
Pemex Project Funding Master Trust, Co. Gty., 6.125%, 08/15/08                     Baa1/BBB+                  35             35,109
Petrobras International Finance Co., Sr. Unsub. Notes, 6.125%, 10/06/16            Baa1/BBB-                 750            765,000
Transocean, Inc., Notes, 7.50%, 04/15/31                                           Baa2/BBB+                 500            549,267
Western Atlas, Inc., Debs., 8.55%, 06/15/24                                           A2/A                 2,539          3,216,014
                                                                                                                     ---------------
                                                                                                                          6,381,449
                                                                                                                     ---------------
GAMING, LODGING & LEISURE (4.34%)
Caesars Entertainment, Inc., Sr. Notes, 7.50%, 09/01/09                             Baa3/BB                1,000          1,062,451
MGM Mirage, Inc., Co. Gty., 6.00%, 10/01/09                                          Ba2/BB                1,000            995,000
Royal Caribbean Cruises Ltd., Sr. Notes, 6.75%, 03/15/08                            Ba1/BBB-               1,000          1,001,478
Starwood Hotels & Resorts Worldwide, Inc., Gtd., 7.875%, 05/01/12                  Baa3/BBB-               1,000          1,062,603
                                                                                                                     ---------------
                                                                                                                          4,121,532
                                                                                                                     ---------------

                                                                                    MOODY'S/
                                                                                   STANDARD &         PRINCIPAL
                                                                               POOR'S RATING (A)   AMOUNT (000'S)           VALUE
                                                                               -----------------  ----------------   ---------------
HOME BUILDERS (0.93%)
Centex Corp., Notes, 5.45%, 08/15/12                                                Ba1/BBB-      $        1,000     $      879,557
                                                                                                                     ---------------
INDUSTRIAL (1.31%)
Belden, Inc., Sr. Sub. Notes, 7.00%, 03/15/17                                       Ba2/BB-                  250            243,750
L-3 Communications Corp., Co. Gty., 6.125%, 07/15/13                                Ba3/BB+                  500            491,250
United Technologies Corp., Sr. Unsec. Notes, 5.375%, 12/15/17                         A2/A                   500            504,363
                                                                                                                     ---------------
                                                                                                                          1,239,363
                                                                                                                     ---------------
INSURANCE (5.47%)
AIG Sunamerica Global Finance VI, Sr. Notes, 6.30%,
05/10/11, 144A                                                                      Aa2/AA+                1,000          1,038,856
Berkshire Hathaway Finance Corp., Notes, 5.10%, 07/15/14                            Aaa/AAA                1,000          1,022,432
Penn Central Corp., Sub. Notes, 10.875%, 05/01/11 (c)                                WR/NR                 1,500          1,720,500
Sunamerica, Inc., Debs., 8.125%, 04/28/23                                            Aa2/AA                  750            887,906
XL Capital Europe PLC, Gtd., 6.50%, 01/15/12                                         A3/A-                   500            522,606
                                                                                                                     ---------------
                                                                                                                          5,192,300
                                                                                                                     ---------------
MEDIA (13.18%)
Clear Channel Communication, Inc., Co. Gty., 8.00%, 11/01/08                        Baa3/B-                1,000          1,033,588
Comcast Corp., Gtd., 7.05%, 03/15/33                                               Baa2/BBB+               2,000          2,184,728
Dex Media West LLC, Sr. Notes, 8.50%, 08/15/10                                       Ba3/B                   500            506,875
Harcourt General, Inc., Sr. Debs., 8.875%, 06/01/22                                  WR/A-                 2,000          2,504,694
News America Holdings, Inc., Gtd., 7.90%, 12/01/95                                 Baa2/BBB+               1,400          1,557,261
Quebecor World Capital Corp., Gtd., 6.125%, 11/15/13                               Caa3/CCC-               1,000            778,750
Time Warner, Inc., Debs., 9.15%, 02/01/23                                          Baa2/BBB+               3,000          3,670,389
Viacom, Inc., Sr. Debs., 7.875%, 07/30/30                                           Baa3/BBB                 250            271,320
                                                                                                                     ---------------
                                                                                                                         12,507,605
                                                                                                                     ---------------
MINING (1.62%)
Freeport-McMoran C&G, Sr. Unsec. Notes, 8.375%, 04/01/17                             Ba3/BB                  500            536,250
Vale Overseas Ltd., Co. Gty., 6.25%, 01/23/17                                       Baa3/BBB               1,000          1,003,105
                                                                                                                     ---------------
                                                                                                                          1,539,355
                                                                                                                     ---------------
PAPER (2.35%)
Abitibi-Consolidated, Inc., Debs., 8.85%, 08/01/30                                    B3/B                   500            342,500
Smurfit Capital Funding PLC, Debs., 7.50%, 11/20/25                                  Ba2/BB                2,000          1,890,000
                                                                                                                     ---------------
                                                                                                                          2,232,500
                                                                                                                     ---------------
PHARMACEUTICALS (0.59%)
Monsanto Co. (Pharmacia Corp.), Debs., 6.50%, 12/01/18                              Aa1/AAA                  500            561,102
                                                                                                                     ---------------
REAL ESTATE INVESTMENT TRUST (REIT) (4.42%)
Federal Realty Investment Trust, Sr. Unsec. Notes, 5.40%, 12/01/13                 Baa1/BBB+                 750            741,437
Host Marriott LP, Sr. Notes, 7.00%, 08/15/12                                         Ba1/BB                  500            500,000
iStar Financial, Inc., Sr. Notes, 6.00%, 12/15/10                                   Baa2/BBB               1,000            910,318
Liberty Property LP, Sr. Notes, 7.50%, 01/15/18                                     Baa2/BBB               1,000          1,057,422
Nationwide Health Properties, Inc., Notes, 6.00%, 05/20/15                         Baa3/BBB-                 500            487,862
Prologis, Sr. Notes, 5.50%, 04/01/12                                               Baa1/BBB+                 500            498,268
                                                                                                                     ---------------
                                                                                                                          4,195,307
                                                                                                                     ---------------
RETAIL & RESTAURANT (2.69%)
Autonation, Inc., Co. Gty., 7.00%, 04/15/14                                         Ba2/BB+                  500            473,750
Darden Restaurants, Inc., Debs., 7.125%, 02/01/16                                  Baa3/BBB+                 500            528,676
JC Penney Co., Inc., Sr. Unsec. Notes, 8.00%, 03/01/10                             Baa3/BBB-               1,000          1,041,170
Yum! Brands, Inc., Sr. Unsec. Notes, 6.25%, 03/15/18                               Baa2/BBB-                 500            506,369
                                                                                                                     ---------------
                                                                                                                          2,549,965
                                                                                                                     ---------------
TELECOMMUNICATIONS (10.66%)
Citizens Communications Co., Sr. Notes, 6.25%, 01/15/13                             Ba2/BB+                  500            484,375
Deutsche Telekom International Finance BV, Gtd., 8.25%, 06/15/30                     A3/A-                 2,000          2,495,504

                                                                                    MOODY'S/
                                                                                   STANDARD &         PRINCIPAL
                                                                               POOR'S RATING (A)   AMOUNT (000'S)           VALUE
                                                                               -----------------  ----------------   ---------------
France Telecom SA, Notes, 7.75%, 03/01/11 (d)                                        A3/A-        $          750     $      806,119
GTE Corp., Debs., 6.94%, 04/15/28                                                    Baa1/A                2,000          2,142,296
SBC Communications, Inc., Notes, 5.875%, 08/15/12                                     A2/A                   500            517,818
Sprint Capital Corp., Co. Gty., 6.90%, 05/01/19                                     Baa3/BBB               1,750          1,738,390
Verizon Global Funding Corp., Notes, 7.75%, 12/01/30                                  A3/A                 1,646          1,930,531
                                                                                                                     ---------------
                                                                                                                         10,115,033
                                                                                                                     ---------------
TRANSPORTATION (3.98%)
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55 (b)                               Baa3/BBB-                 250            233,427
Burlington North Santa Fe., Unsec. Notes, 5.65%, 05/01/17                           Baa1/BBB               1,000            994,192
Federal Express Corp., Notes, 9.65%, 06/15/12                                       Baa2/BBB               1,750          2,051,792
Ryder Systems, Inc., Notes, 5.85%, 03/01/14                                        Baa1/BBB+                 500            495,175
                                                                                                                     ---------------
                                                                                                                          3,774,586
                                                                                                                     ---------------
UTILITIES (6.08%)
Dominion Resources, Inc., Sr. Unsub., Series 07-A, 6.00%, 11/30/17                  Baa2/A-                  500            506,145
DPL, Inc., Sr. Notes, 8.00%, 03/31/09 (e)                                            NR/NR                 1,000          1,038,078
Hydro-Quebec, Gtd., Debs., 8.25%, 04/15/26                                           Aa2/A+                1,550          2,098,312
Midamerican Funding LLC, Sec. Sr. Bonds, 6.927%, 03/01/29                           A3/BBB+                  500            551,251
NSTAR, Notes, 8.00%, 02/15/10                                                         A2/A                   500            535,627
Ohio Power Co., Sr. Notes, 6.00%, 06/01/16                                           A3/BBB                  500            505,423
Old Dominion Electric Coop., Sec. Bonds, 6.25%, 06/01/11                            Aaa/AAA                  500            530,824
                                                                                                                     ---------------
                                                                                                                          5,765,660
                                                                                                                     ---------------
MORTGAGE BACKED SECURITIES (7.86%)
FHLMC Pool # B11892, 4.50%, 01/01/19                                                Aaa/AAA                1,353          1,330,255
FHLMC Pool # A15675, 6.00%, 11/01/33                                                Aaa/AAA                  972            988,478
FNMA Pool # 763852, 5.50%, 02/01/34                                                 Aaa/AAA                2,201          2,201,560
FNMA Pool # 754791, 6.50%, 12/01/33                                                 Aaa/AAA                1,255          1,295,739
GNSF Pool # 417239, 7.00%, 02/15/26                                                 Aaa/AAA                   58             61,785
GNSF Pool # 780374, 7.50%, 12/15/23                                                 Aaa/AAA                   26             27,360
Meristar Commercial Mortagage Trust, Series 1999-C1, Class C, 8.29%,
03/03/16, 144A                                                                      Aaa/AAA                  500            531,820
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3,
5.679%, 10/15/48                                                                    Aaa/AAA                  500            511,174
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class
1A19, 6.00%, 07/25/37                                                                Aaa/NA                  500            505,718
                                                                                                                     ---------------
                                                                                                                          7,453,889
                                                                                                                     ---------------
ASSET BACKED SECURITIES (2.57%)
CPS Auto Trust, Series 2007-C, Class A3, 5.43%, 05/15/12                             Aaa/NA                  590            598,846
Daimler Chrysler Auto Trust, Series 2007-A, Class A3A, 5.00%, 02/08/12              Aaa/AAA                1,000          1,008,855
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%,
03/25/38 (d)                                                                        Aaa/AAA                  828            825,675
                                                                                                                     ---------------
                                                                                                                          2,433,376
                                                                                                                     ---------------
TOTAL LONG-TERM DEBT SECURITIES (Cost of $91,971,493)                                                                    93,444,228
                                                                                                                     ---------------
COMMERCIAL PAPER (1.05%)
Starbird Funding Corp., 4.85% due 01/02/08                                          P-1/A-1                1,000            999,865
                                                                                                                     ---------------
TOTAL COMMERCIAL PAPER (Cost of $999,865)                                                                                   999,865
                                                                                                                     ---------------
INVESTMENT COMPANIES (0.60%)                                                                       SHARES (000'S)
                                                                                                  ----------------
PNC Bank Money Market                                                                                        566            566,607
                                                                                                                     ---------------
TOTAL INVESTMENT COMPANIES (Cost of $566,607)                                                                               566,607
                                                                                                                     ---------------

                                                                                                                           VALUE
                                                                                                                     ---------------
TOTAL INVESTMENTS (100.14%)
(Cost $93,537,965)*                                                                                                  $   95,010,700
                                                                                                                     ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.14%)                                                                             (136,495)
                                                                                                                     ---------------
NET ASSETS (100.0%)                                                                                                  $   94,874,205
                                                                                                                     ===============

------------------------------------------

(a)  Ratings for debt securities are unaudited. All ratings are as of December
     31, 2007 and may have changed subsequently.

(b)  Variable rate security. Rate disclosed is as of December 31, 2007.

(c)  Security was valued using fair value procedures as of December 31, 2007.

(d)  Multi-Step Coupon. Rate disclosed is as of December 31, 2007.

(e)  Security rated BBB+ by Fitch.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2007, these securities amounted to 6.38% of net assets.

* Aggregate cost for Federal income tax purpose is $93,537,965.
         Gross unrealized appreciation                                                                               $    4,105,311
         Gross unrealized depreciation                                                                                   (2,632,576)
                                                                                                                     ---------------
         Net unrealized appreciation                                                                                 $    1,472,735
                                                                                                                     ===============

LEGEND

Co. Gty. - Company Guaranty
Debs. - Debentures
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GNSF - Government National Mortgage Association (Single Family)
Gtd. - Guaranteed
NA - Not Available
NR - Not Rated
Sec. - Secured
Sr. - Senior
Sub. - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated
WR - Withdrawn Rating

Security Valuation - In valuing the Fund's net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. Prices for securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, normally are supplied by independent pricing services. Securities for which market quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under procedures established by the Board of Trustees. At December 31, 2007, Penn Central Corp. was valued using fair value procedures and represented 1.81% of net assets.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                RIVUS BOND FUND
           ---------------------------------------------------------------------
By (Signature and Title)*  /S/ CLIFFORD D. CORSO
                         -------------------------------------------------------
                          Clifford D. Corso, President
                          (principal executive officer)

Date                          February 20, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ CLIFFORD D. CORSO
                         -------------------------------------------------------
                           Clifford D. Corso, President
                           (principal executive officer)

Date                          February 20, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARC D. MORRIS
                         -------------------------------------------------------
                           Marc D. Morris, Treasurer
                           (principal financial officer)

Date                          February 20, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.